Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Fixed assets payables	€ 200
Increase in accrued expenses	6,000
Accrued expenses - clinical trials	11,369	€ 5,394
Increase / (Decrease) in trade and other payables	8,675	2,905	€ (281)
Trade payables & other accruals	6,695	3,999
Increase in payroll tax and other payroll liabilities		700
Payroll tax and other payroll liabilities	7,500	6,800
Increase in bonus accrual	1,100
Decrease in social payables	400
Increase in contract liability	1,600
Current contract liabilities	18,100	16,518
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities	16,500
1100 Study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials	2,900	1,000
NONORAY-312
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials	7,100	3,900
Increase / (Decrease) in trade and other payables	2,700
Trade payables & other accruals	€ 2,600	€ 300